UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Investment Manager Filing this Report:

Name:       Litman/Gregory Fund Advisors, LLC
Address:    100 Larkspur Landing Circle
            Larkspur, CA  94939

Form 13F File Number:  28- _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Coughlan
Title:  Chief Operating Officer
Phone:  (925) 253-5213

Signature, Place, and Date of Signing:

/s/ John Coughlan                   Orinda, CA                 2/14/2001
-----------------                  -------------               ---------
   [Signature]                     [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported by other reporting manager(s))

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $108,444
                                           (thousands)

List of other Included Managers:            None

Litman/Gregory Fund Advisors LLC
Form 13-F Information Table
As of December 31, 2000

                                                                                           IN-
                                                                                           VEST-
                                                                                           MENT
                                                                                           DIS-   OTHER         VOTING
                                  TITLE OF     CUSIP      MARKET    SHARES OR  SH   PUT/  CRE-   MANA-        AUTHORITY
 NAME OF ISSUER                    CLASS       NUMBER     VALUE      PRN AMT   PRN  CALL  TION   GERS   SOLE    SHARED   NONE
 --------------                    -----       ------     -----      -------   ---  ----  ----   ----   ----    ------   ----
AT + T CORP                        com       001957109     9,785      565,200   SH         Sole     0     565200
FEDEX CORP                         com       31428X106    15,305      383,000   SH         Sole     0     383000
GENERAL MTRS CORP                  com       370442105    11,359      223,000   SH         Sole     0     223000
HILTON HOTELS CORP                 com       432848109    16,359    1,558,000   SH         Sole     0    1558000
MARRIOTT INTL INC NEW              com       571903202    13,102      310,100   SH         Sole     0     310100
PIONEER NAT RES CO                 com       723787107    14,831      753,300   SH         Sole     0     753300
UCAR INTL INC                      com       90262K109     8,044      825,000   SH         Sole     0     825000
WASTE MGMT INC DEL                 com       94106L109    13,348      430,000   SH         Sole     0     430000
FAIRFAX FINL HLDGS LTD             sub
                                    vtg com  303901102     1,675       11,000   SH         Sole     0      11000
SAKS INC                           com       79377W108     1,430      143,000   SH         Sole     0     143000
SERVICE MASTER COMPANY             com       81760N109     1,656      144,000   SH         Sole     0     144000
TRICON GLOBAL RESTAURANTS INC      com       895953107     1,551       51,000   SH         Sole     0      51000
                                                         -------    ---------                          ---------
                                                         108,444    5,396,600                          5,396,600
                                                         =======    =========                          =========